Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,894,149.87

Principal:
Principal Collections	$33,394,259.74
Prepayments in Full	$21,247,883.02
Liquidation Proceeds	$144,767.93
Recoveries	$45,175.74
Sub Total	$54,832,086.43
Collections	$57,726,236.30

Purchase Amounts:
Purchase Amounts Related to Principal	$171,093.63
Purchase Amounts Related to Interest	$512.45
Sub Total	$171,606.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,897,842.38

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,897,842.38
Servicing Fee	$1,079,695.49	$1,079,695.49	$0.00	$0.00	$56,818,146.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$56,818,146.89
Interest - Class A-2 Notes	$65,869.26	$65,869.26	$0.00	$0.00	$56,752,277.63
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$56,432,083.63
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$56,289,356.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,289,356.96
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$56,226,723.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,226,723.29
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$56,155,119.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$56,155,119.29
Regular Principal Payment	$51,396,732.79	$51,396,732.79	$0.00	$0.00	$4,758,386.50
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,758,386.50
Residual Released to Depositor	$0.00	$4,758,386.50	$0.00	$0.00	$0.00

Total		$57,897,842.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,396,732.79
Total					$51,396,732.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$51,396,732.79	$74.93	$65,869.26	$0.10	$51,462,602.05	$75.03
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$51,396,732.79	$24.41	$663,027.60	$0.31	$52,059,760.39	$24.72

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$158,086,232.92	0.2304800	$106,689,500.13	0.1555467
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,166,296,232.92	0.5538889	$1,114,899,500.13	0.5294800

Pool Information
Weighted Average APR	2.646%	2.636%
Weighted Average Remaining Term	45.09	44.28
Number of Receivables Outstanding	55,159	53,420
Pool Balance	$1,295,634,585.80	$1,240,556,073.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,208,409,364.18	$1,157,012,631.39
Pool Factor	0.5748102	0.5503746

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$83,543,442.29
Targeted Overcollateralization Amount	$125,656,573.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$125,656,573.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$120,507.80
(Recoveries)		23	$45,175.74
Net Loss for Current Collection Period			$75,332.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0698%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0356%
Second Prior Collection Period			-0.0027%
Prior Collection Period			0.2341%
Current Collection Period			0.0713%
Four Month Average (Current and Prior Three Collection Periods)			0.0846%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,795	$3,535,837.68
(Cumulative Recoveries)			$645,213.22
Cumulative Net Loss for All Collection Periods			$2,890,624.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1282%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,969.83
Average Net Loss for Receivables that have experienced a Realized Loss			$1,610.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	250	$7,220,071.57
61-90 Days Delinquent	0.05%	23	$679,107.43
91-120 Days Delinquent	0.02%	10	$245,174.10
Over 120 Days Delinquent	0.02%	10	$257,398.97
Total Delinquent Receivables	0.68%	293	$8,401,752.07

Repossession Inventory:
Repossessed in the Current Collection Period		18	$547,152.88
Total Repossessed Inventory		29	$920,825.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0652%
Prior Collection Period			0.0852%
Current Collection Period			0.0805%
Three Month Average			0.0770%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0953%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	15

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	147	$4,509,682.26
2 Months Extended	164	$5,018,366.46
3+ Months Extended	16	$415,854.57

Total Receivables Extended	327	$9,943,903.29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer